VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—39.5%
U.S. Treasury Bond 3.625%, 5/15/53	$17,369	$ 14,381
U.S. Treasury Notes
0.375%, 7/15/24	3,574	3,435
0.500%, 3/31/25	6,545	6,099
3.625%, 5/15/26	16,044	15,552
2.750%, 7/31/27	1,475	1,374
3.625%, 5/31/28	7,279	6,976
3.875%, 8/15/33	15,354	14,507
Total U.S. Government Securities (Identified Cost $64,801)		62,324

Mortgage-Backed Securities—36.2%
Agency—33.7%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	897	823
Pool #G60019 4.500%, 3/1/44	340	319
Pool #Q42921 3.500%, 9/1/46	996	884
Pool #Q53881 4.500%, 1/1/48	797	749
Pool #QA3079 3.500%, 10/1/49	474	415
Pool #QA4766 3.500%, 11/1/49	960	846
Pool #QC2692 3.000%, 6/1/51	467	392
Pool #QD9468 3.500%, 4/1/52	580	505
Pool #QE0961 4.000%, 4/1/52	766	684
Pool #QE1443 4.000%, 5/1/52	799	713
Pool #QE1985 4.500%, 5/1/52	665	612
Pool #QE2366 5.000%, 5/1/52	348	330
Pool #QE4826 4.500%, 7/1/52	668	614
Pool #QE9889 5.000%, 9/1/52	684	646
Pool #QE9908 5.500%, 9/1/52	642	622
Pool #QF0346 5.000%, 9/1/52	399	378
Pool #QF8190 6.000%, 2/1/53	921	909
Pool #QF8551 5.500%, 3/1/53	488	472
Pool #RA2622 3.000%, 5/1/50	328	274
Pool #RA8188 4.500%, 11/1/52	1,262	1,160
Pool #RA8285 4.500%, 10/1/47	1,714	1,582
Pool #SC0203 2.500%, 12/1/41	1,421	1,176
Pool #SD0164 3.500%, 12/1/49	1,728	1,509
	Par Value	Value

Agency—continued
Pool #SD1618 5.000%, 9/1/52	$ 2,995	$ 2,827
Pool #SD2317 6.000%, 1/1/53	1,822	1,802
Pool #ZM5226 3.500%, 12/1/47	508	444
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	724	660
Pool #AB3878 4.000%, 11/1/41	810	739
Pool #AB5924 3.000%, 8/1/42	1,252	1,061
Pool #BO1277 3.000%, 7/1/49	537	447
Pool #BO1345 3.500%, 8/1/49	1,051	920
Pool #BO1351 4.000%, 8/1/49	399	362
Pool #BT7914 5.000%, 10/1/52	1,713	1,619
Pool #BV3044 3.000%, 2/1/52	1,033	871
Pool #BV8328 3.500%, 5/1/52	505	437
Pool #BW0044 5.000%, 7/1/52	1,061	1,011
Pool #BW3311 4.500%, 7/1/52	1,802	1,659
Pool #CA5122 3.000%, 2/1/50	562	471
Pool #CB3110 2.500%, 3/1/47	1,387	1,104
Pool #CB3630 4.000%, 5/1/52	1,119	997
Pool #CB3875 3.500%, 6/1/47	1,081	938
Pool #CB3922 5.000%, 6/1/52	2	2
Pool #CB4451 4.000%, 8/1/42	538	488
Pool #FM7290 3.000%, 5/1/51	871	731
Pool #FM7539 3.000%, 6/1/51	511	428
Pool #FM8210 3.000%, 4/1/50	679	569
Pool #FS1253 4.000%, 4/1/52	1,235	1,103
Pool #FS1383 4.000%, 4/1/52	450	401
Pool #FS1443 3.500%, 4/1/52	907	783
Pool #FS2249 5.000%, 6/1/52	884	838
Pool #FS2692 5.000%, 8/1/52	1,831	1,736
Pool #FS3262 4.000%, 10/1/46	2,103	1,926
Pool #FS3386 3.500%, 5/1/38	2,042	1,829
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS3687 5.000%, 11/1/52	$ 1,166	$ 1,107
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	988	960
Pool #CO1918 5.500%, 9/15/52	680	668
Pool #CP7106 5.500%, 8/20/52	186	185
Pool #CP7113 5.500%, 9/20/52	153	152
Pool #CR2361 6.000%, 12/15/52	467	480
Pool #CR3025 5.500%, 12/20/52	935	916
Pool #CR9210 5.500%, 1/20/53	668	651
Pool #CS5391 6.000%, 1/20/53	818	815
Pool #CS5448 6.000%, 1/20/53	1,066	1,062
Pool #CS7736 6.000%, 4/20/53	447	446
		53,259

Non-Agency—2.5%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	1,465	1,322
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	600	563
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(1)	736	712
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	1,175	893
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month Term SOFR + 1.264%, Cap N/A, Floor 1.150%) 144A 6.597%, 2/15/40(1)(2)	484	462
		3,952

Total Mortgage-Backed Securities (Identified Cost $62,181)		57,211

Asset-Backed Securities—4.8%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	475	460
Credit Card—1.9%
American Express Credit Account Master Trust 2023-3, A 5.230%, 9/15/28	790	788
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.120%, 5/15/28(2)	1,200	1,189
	Par Value	Value

Credit Card—continued
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month Term SOFR + 0.884%) 6.218%, 5/14/29(2)	$ 1,000	$ 1,004
		2,981

Other—2.6%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	495	449
2020-1, B1 144A 2.280%, 7/15/60(1)	742	652
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	762	587
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	883	811
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	230
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	160	152
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	712	542
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	673
		4,096

Total Asset-Backed Securities (Identified Cost $8,244)		7,537

Corporate Bonds and Notes—17.9%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	670	410
Consumer Discretionary—0.5%
General Motors Financial Co., Inc. 5.850%, 4/6/30	308	295
Hyatt Hotels Corp. 1.800%, 10/1/24	613	588
		883

Consumer Staples—1.8%
Kimberly-Clark Corp. 4.500%, 2/16/33	609	577
PepsiCo, Inc. 4.650%, 2/15/53	1,371	1,217
Philip Morris International, Inc. 5.375%, 2/15/33	1,166	1,105
		2,899

Energy—1.3%
Boardwalk Pipelines LP 4.450%, 7/15/27	241	227
Enterprise Products Operating LLC 4.200%, 1/31/50	496	383
Pioneer Natural Resources Co. 1.900%, 8/15/30	927	727
Targa Resources Corp. 4.200%, 2/1/33	423	360

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$ 477	$ 304
		2,001

Financials—9.9%
AerCap Ireland Capital DAC 3.000%, 10/29/28	324	278
American Express Co. 3.950%, 8/1/25	397	384
Bank of America Corp.
2.087%, 6/14/29	585	490
2.572%, 10/20/32	689	529
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	908
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	747	581
BP Capital Markets America, Inc. 4.812%, 2/13/33	978	915
BPCE S.A. 144A 5.748%, 7/19/33(1)	550	516
Charles Schwab Corp. (The)
5.643%, 5/19/29	325	318
5.853%, 5/19/34	316	300
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	417	325
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,243	1,088
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	467	401
Hyundai Capital America 144A 5.700%, 6/26/30(1)	593	570
John Deere Capital Corp. 5.150%, 3/3/25	361	360
JPMorgan Chase & Co. 0.824%, 6/1/25	945	910
KeyBank N.A. 4.390%, 12/14/27	420	378
Morgan Stanley
0.791%, 1/22/25	644	632
1.593%, 5/4/27	1,047	932
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	1,053	978
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	835	754
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	440	420
U.S. Bancorp 5.727%, 10/21/26	382	379
UBS Group AG 144A 4.751%, 5/12/28(1)	805	761
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	604	599
2020-1, B 4.875%, 7/15/27	310	300
Wells Fargo & Co. 3.526%, 3/24/28	739	679
		15,685

	Par Value	Value

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	$ 876	$ 693
Amgen, Inc.
5.250%, 3/2/33	662	633
5.650%, 3/2/53	373	349
		1,675

Industrials—0.9%
Ingersoll Rand, Inc. 5.700%, 8/14/33	313	302
United Parcel Service, Inc. 5.050%, 3/3/53	812	744
Veralto Corp. 144A 5.450%, 9/18/33(1)	399	386
		1,432

Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	731	701
Newmont Corp.
2.250%, 10/1/30	678	540
6.250%, 10/1/39	607	606
		1,847

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	503	363
Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	319	265
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	508	318
Southern Co. (The) Series A 3.700%, 4/30/30	519	460
		1,043

Total Corporate Bonds and Notes (Identified Cost $31,257)		28,238

Total Long-Term Investments—98.4% (Identified Cost $166,483)		155,310

TOTAL INVESTMENTS—98.4% (Identified Cost $166,483)		$155,310
Other assets and liabilities, net—1.6%		2,480
NET ASSETS—100.0%		$157,790

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $11,417 or 7.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Centrally cleared credit default swaps - buy protection(1) outstanding as of September 30, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S40	Quarterly	5.000%	06/20/28	$(8,261)	$(143)	$(214)	$71	$—
Total					$(143)	$(214)	$71	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$7,537	$7,537
Corporate Bonds and Notes	28,238	28,238
Mortgage-Backed Securities	57,211	57,211
U.S. Government Securities	62,324	62,324
Total Assets	155,310	155,310
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(143)	(143)
Total Liabilities	(143)	(143)
Total Investments	$155,167	$155,167
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.